Exhibit 1

COMM 2015-CCRE25 Mortgage Trust

Commercial Mortgage Pass-Through Certificates

Report To:

Deutsche Mortgage & Asset Receiving Corporation

German American Capital Corporation

Deutsche Bank Securities Inc.

Cantor Commercial Real Estate Lending, L.P.

Cantor Fitzgerald & Co.

Ladder Capital Finance LLC

KeyBank National Association

KeyBanc Capital Markets Inc.

Silverpeak Real Estate Finance LLC

CastleOak Securities, L.P.

Drexel Hamilton, LLC

30 July 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Deutsche Mortgage & Asset Receiving Corporation German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005	Silverpeak Real Estate Finance LLC 1330 Avenue of the Americas, Suite 1200 New York, New York 10019

Cantor Commercial Real Estate Lending, L.P. Cantor Fitzgerald & Co. 110 East 59th Street New York, New York 10022	CastleOak Securities, L.P. 110 East 59th Street Second Floor New York, New York 10022

Ladder Capital Finance LLC 345 Park Avenue, 8th Floor New York, New York 10154	Drexel Hamilton, LLC 77 Water Street New York, New York 10005

KeyBank National Association KeyBanc Capital Markets Inc. 11501 Outlook, Suite 300 Overland Park, Kansas 66211

Re:	COMM 2015-CCRE25 Mortgage Trust
Commercial Mortgage Pass-Through Certificates (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Deutsche Mortgage & Asset Receiving Corporation (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed and our associated findings are in Attachment A.

For the purpose of the procedures described in this report, the Mortgage Loan Sellers (as defined in Attachment A), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans, which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies, which are summarized on Exhibit 1 to Attachment A, for the Mortgage Loans (the “Multiple Property Loans”) secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained on the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, the Source Documents, the Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Source Documents or any other information provided to us by the Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, perform an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

30 July 2015

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this Attachment A, the Depositor indicated that:

a.	The Certificates will represent beneficial ownership interests in COMM 2015-CCRE25 Mortgage Trust (the “Issuing Entity”) to be established by the Depositor and
b.	The Issuing Entity’s assets will primarily be 84 fixed-rate mortgage loans (the “Mortgage Loans”) secured by first liens on 145 commercial, multifamily and manufactured housing community properties.

Procedures we performed and our associated findings

1.	We obtained from German American Capital Corporation (“GACC”), Cantor Commercial Real Estate Lending, L.P. (“Cantor”), Ladder Capital Finance LLC (“Ladder”), KeyBank National Association (“KeyBank”) and Silverpeak Real Estate Finance LLC (“Silverpeak,” together with GACC, Cantor, Ladder and KeyBank, the “Mortgage Loan Sellers”), respectively, on behalf of the Depositor:
a.	An electronic data file (each, a “Mortgage Loan Seller Data File”) that the respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information on certain mortgage loans as of the later of the related due date of each mortgage loan in August 2015 and the date of origination of each mortgage loan (collectively, the “Cut-off Date”) and
b.	A record layout and decode table related to each respective Mortgage Loan Seller Data File.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on the Mortgage Loan Seller Data Files. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

3.	For each Mortgage Loan on the Combined Data File, we compared the Compared Characteristics shown on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 to Attachment A provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the qualifications and exceptions stated in the notes to Exhibit 2 to Attachment A and the next paragraph in this Item 3.

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information on at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Attachment A Page 2 of 9

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in Item 3., and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

5.	Subsequent to the performance of the procedures described in Items 1. through 4. above, we received an electronic data file from GACC, on behalf of the Depositor (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files), that GACC, on behalf of the Depositor, indicated contains information on the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

6.	Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning as of the Cut-off Date (Months)” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the “Sponsor” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor” (the “Related Borrowers”). We compared the Related Borrower information we identified to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	First Payment Date and
b.	Maturity or ARD Date

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Term to Maturity or ARD” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 9

9.	Using the:
a.	First Payment Date, as shown on the Final Data File, and
b.	First payment date that a payment of principal and interest is due, as shown on the applicable Source Document,

of each Mortgage Loan (except for the Interest Only Loans (as defined in Note 13 of Exhibit 2 to Attachment A), which are described in the succeeding paragraph of this Item 9.), we recalculated the “Original Interest Only Period (Months)” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Original Term to Maturity or ARD” for the “Original Interest Only Period (Months)” characteristic.

10.	Using the:
a.	Original Balance ($),
b.	Interest Rate and
c.	Monthly Debt Service ($)

of each Mortgage Loan (except for the Interest Only Loans, which are described in the succeeding paragraph of this Item 10.), all as shown on the Final Data File, and assuming each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization Term” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “0” for the “Original Amortization Term” characteristic.

11.	Using the:
a.	Seasoning as of the Cut-off Date (Months),
b.	Original Term to Maturity or ARD,
c.	Original Interest Only Period (Months) and
d.	Original Amortization Term

of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity or ARD,
ii.	Remaining Interest Only Period and
iii.	Remaining Amortization Term

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “0” for the “Remaining Amortization Term” characteristic.

Attachment A Page 4 of 9

12.	Using the:
a.	Original Balance ($),
b.	Interest Accrual Basis,
c.	Seasoning as of the Cut-off Date (Months),
d.	Original Interest Only Period (Months),
e.	First Payment Date,
f.	Maturity or ARD Date,
g.	Interest Rate and
h.	Monthly Debt Service ($)

of each Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies described on Exhibit 1 to Attachment A for the Underlying Properties associated with each Multiple Property Loan, we recalculated the principal balance of each Mortgage Loan and Underlying Property as of the Cut-off Date (the “Cut-off Date Balance ($)”) and as of the “Maturity or ARD Date” (the “Maturity or ARD Balance ($)”), assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

13.	For the Heartland Industrial Portfolio Mortgage Loan (as defined in Note 4 of Exhibit 2 to Attachment A), which has the “Existing Additional Debt (Yes/No)” characteristic as “Yes” on the Final Data File and the “Existing Additional Debt Description” characteristic as “Pari Passu Debt” on the Final Data File, GACC, on behalf of the Depositor, instructed us to use the information on the applicable Source Documents to recalculate the principal balance of the related Companion Loan (as defined in Note 12 of Exhibit 2 to Attachment A) as of the Cut-off Date (the “Heartland Industrial Portfolio Companion Loan Cut-off Date Balance”). We compared the recalculated Heartland Industrial Portfolio Companion Loan Cut-off Date Balance information for the Heartland Industrial Portfolio Mortgage Loan to the corresponding “Existing Additional Debt Amount” information on the Final Data File and found such information to be in agreement.

For the Pearlridge Center Mortgage Loan (as defined in Note 12 of Exhibit 2 to Attachment A), which has the “Existing Additional Debt (Yes/No)” characteristic as “Yes” on the Final Data File and the “Existing Additional Debt Description” characteristic as “82,400,000 Pari Passu Debt; 94,600,000 Subordinate Secured Debt” on the Final Data File, GACC, on behalf of the Depositor, instructed us to use:

a.	Information on the applicable Source Documents to recalculate the principal balance of the Companion Loan related to the Pearlridge Center Mortgage Loan as of the Cut-off Date (the “Pearlridge Center Companion Loan Cut-off Date Balance”) and
b.	Information on the applicable Source Documents to recalculate the principal balance of the Pearlridge Center Subordinate Secured Companion Loan (as defined in Note 12 of Exhibit 2 to Attachment A) as of the Cut-off Date (the “Pearlridge Center Subordinate Secured Cut-off Date Balance”).

Attachment A Page 5 of 9

13. (continued)

For the Pearlridge Center Mortgage Loan, we compared the sum of the recalculated Pearlridge Center Companion Loan Cut-off Date Balance and Pearlridge Center Subordinate Secured Cut-off Date Balance to the corresponding “Existing Additional Debt Amount” information on the Final Data File and found such information to be in agreement.

For the Scottsdale Quarter Mortgage Loan (as defined in Note 12 of Exhibit 2 to Attachment A), which has the “Existing Additional Debt (Yes/No)” characteristic as “Yes” on the Final Data File and the “Existing Additional Debt Description” characteristic as “67,000,000 Pari Passu Debt; 70,000,000 Subordinate Secured Debt” on the Final Data File, GACC, on behalf of the Depositor, instructed us to use:

a.	Information on the applicable Source Documents to recalculate the principal balance of the Companion Loan related to the Scottsdale Quarter Mortgage Loan as of the Cut-off Date (the “Scottsdale Quarter Companion Loan Cut-off Date Balance”) and
b.	Information on the applicable Source Documents to recalculate the principal balance of the Scottsdale Quarter Subordinate Secured Companion Loan (as defined in Note 12 of Exhibit 2 to Attachment A) as of the Cut-off Date (the “Scottsdale Quarter Subordinate Secured Cut-off Date Balance”).

For the Scottsdale Quarter Mortgage Loan, we compared the sum of the recalculated Scottsdale Quarter Companion Loan Cut-off Date Balance and Scottsdale Quarter Subordinate Secured Cut-off Date Balance to the corresponding “Existing Additional Debt Amount” information on the Final Data File and found such information to be in agreement.

For the Mortgage Loans identified on the Final Data File as:

a.	Sheraton Raleigh (the “Sheraton Raleigh Mortgage Loan”) and
b.	Candleglow Apartments (the “Candleglow Apartments Mortgage Loan,” together with the Sheraton Raleigh Mortgage Loan, the “Mortgage Loans With Mezzanine Debt”),

which each have the “Existing Additional Debt (Yes/No)” characteristic as “Yes” on the Final Data File and the “Existing Additional Debt Description” characteristic as “Mezzanine Debt” on the Final Data File, Ladder and KeyBank, as applicable, on behalf of the Depositor, instructed us to use the information on the applicable mezzanine loan agreement Secondary Financing Documents (as defined in Note 20 of Exhibit 2 to Attachment A) to recalculate the principal balance as of the Cut-off Date of:

i.	The mezzanine debt related to the Sheraton Raleigh Mortgage Loan (the “Sheraton Raleigh Mezzanine Cut-off Date Principal Balance”) and
ii.	The mezzanine debt related to the Candleglow Apartments Mortgage Loan (the “Candleglow Apartments Mezzanine Cut-off Date Principal Balance”).

We compared the recalculated Sheraton Raleigh Mezzanine Cut-off Date Principal Balance and Candleglow Apartments Mezzanine Cut-off Date Principal Balance information to the corresponding “Existing Additional Debt Amount” information for the Sheraton Raleigh Mortgage Loan and Candleglow Apartments Mortgage Loan, respectively, on the Final Data File and found such information to be in agreement.

For the Mortgage Loans which have the “Existing Additional Debt (Yes/No)” characteristic as “No” on the Final Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Existing Additional Debt Amount” characteristic.

14.	Using:
a.	Information on the Final Data File,
b.	Standard CMBS and/or commercial real estate calculation methodologies that are described in the CRE Finance Council (“CREFC”) CMBS E-Primer document that was published by CREFC and

Attachment A Page 6 of 9

c.	The applicable calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraphs of this Item 14.,

we recalculated the:

i.	Underwritten NOI DSCR,
ii.	Underwritten NCF DSCR,
iii.	Cut-Off Date LTV Ratio,
iv.	“As is” Cut-off Date LTV,
v.	LTV Ratio at Maturity or ARD,
vi.	Underwritten NOI Debt Yield,
vii.	Underwritten NCF Debt Yield,
viii.	NOI Debt Yield at Maturity,
ix.	NCF Debt Yield at Maturity,
x.	% of Initial Pool Balance,
xi.	Annual Debt Service ($) and
xii.	Loan per Net Rentable Area (SF/Units/Beds/Rooms/Pads) ($)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to round the “Underwritten NOI DSCR” and “Underwritten NCF DSCR” to two decimal places and to round the “Cut-Off Date LTV Ratio,” ““As is” Cut-off Date LTV,” “LTV Ratio at Maturity or ARD,” “Underwritten NOI Debt Yield,” “Underwritten NCF Debt Yield,” “NOI Debt Yield at Maturity” and “NCF Debt Yield at Maturity” to the nearest 1/10th of one percent.

For the Underlying Properties associated with each Multiple Property Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the aggregate:

a.	Underwritten NOI DSCR,
b.	Underwritten NCF DSCR,
c.	Cut-Off Date LTV Ratio,
d.	“As is” Cut-off Date LTV,
e.	LTV Ratio at Maturity or ARD,
f.	Underwritten NOI Debt Yield,
g.	Underwritten NCF Debt Yield,
h.	NOI Debt Yield at Maturity and
i.	NCF Debt Yield at Maturity

for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through i. above for the Underlying Properties associated with such Multiple Property Loan.

Attachment A Page 7 of 9

14. (continued)

For the Pari Passu Mortgage Loans (as defined in Note 12 of Exhibit 2 to Attachment A), GACC, on behalf of the Depositor, instructed us to use the combined annual debt service for the Mortgage Loan and the related Companion Loan, which is twelve (12) times the sum of the:

i.	Monthly Debt Service ($) and
ii.	Pari Passu Companion Loan Monthly Debt Service ($),

both as shown on the Final Data File, to recalculate the “Underwritten NOI DSCR” and “Underwritten NCF DSCR” characteristics.

For the Pari Passu Mortgage Loans, GACC, on behalf of the Depositor, instructed us to use the combined principal balance as of the Cut-off Date for the Mortgage Loan and related Companion Loan, which is the sum of:

a.	The “Cut-off Date Balance ($)” of the Mortgage Loan, as shown on the Final Data File and
b.	The principal balance as of the Cut-off Date for the Companion Loan related to each Pari Passu Mortgage Loan, recalculated using information on the applicable Source Documents,

to recalculate the:

i.	Cut-Off Date LTV Ratio,
ii.	“As Is” Cut-off Date LTV,
iii.	Underwritten NOI Debt Yield,
iv.	Underwritten NCF Debt Yield and
v.	Loan per Net Rentable Area (SF/Units/Beds/Rooms/Pads) ($)

characteristics.

For the Pari Passu Mortgage Loans, GACC, on behalf of the Depositor, instructed us to use the combined principal balance as of the “Maturity or ARD Date” for the Mortgage Loan and related Companion Loan, which is the sum of:

a.	The “Maturity or ARD Balance ($)” of the Mortgage Loan, as shown on the Final Data File, and
b.	The principal balance as of the “Maturity or ARD Date” for the Companion Loan related to each Pari Passu Mortgage Loan, recalculated using information on the applicable Source Documents,

to recalculate the:

i.	LTV Ratio at Maturity or ARD,
ii.	NOI Debt Yield at Maturity and
iii.	NCF Debt Yield at Maturity

characteristics.

Attachment A Page 8 of 9

15.	For each Pari Passu Mortgage Loan, GACC, on behalf of the Depositor, instructed us to recalculate the “Pari Passu Companion Loan Annual Debt Service ($)” as twelve (12) times the “Pari Passu Companion Loan Monthly Debt Service ($),” as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<Blank>” for the “Pari Passu Companion Loan Annual Debt Service ($)” characteristic.

16.	Using:
a.	Information on the Final Data File relating to the Pearlridge Center Mortgage Loan, Scottsdale Quarter Mortgage Loan and the Mortgage Loans With Mezzanine Debt,
b.	Information on the applicable Source Documents for the Pearlridge Center Mortgage Loan, Scottsdale Quarter Mortgage Loan and the Mortgage Loans With Mezzanine Debt and
c.	Standard CMBS and/or commercial real estate calculation methodologies that are described in the CREFC CMBS E-Primer document that was published by CREFC,

we recalculated the:

i.	Total Debt UW NOI DSCR,
ii.	Total Debt UW NCF DSCR,
iii.	Total Debt LTV at Cut-Off,
iv.	Total Debt LTV at Maturity,
v.	Total Debt U/W NOI Debt Yield,
vi.	Total Debt U/W NCF Debt Yield,
vii.	Total Debt NOI Debt Yield at Maturity,
viii.	Total Debt NCF Debt Yield at Maturity,
ix.	Total Debt Cut-Off Balance per Unit and
x.	Total Debt Balance per Unit at Maturity,

of the Pearlridge Center Mortgage Loan, Scottsdale Quarter Mortgage Loan and the Mortgage Loans With Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to round the “Total Debt UW NOI DSCR” and “Total Debt UW NCF DSCR” to two decimal places and to round the “Total Debt LTV at Cut-Off,” “Total Debt LTV at Maturity,” “Total Debt U/W NOI Debt Yield,” “Total Debt U/W NCF Debt Yield,” “Total Debt NOI Debt Yield at Maturity” and “Total Debt NCF Debt Yield at Maturity” to the nearest 1/10th of one percent.

Attachment A Page 9 of 9

16. (continued)

For each Mortgage Loan, other than the Pearlridge Center Mortgage Loan, Scottsdale Quarter Mortgage Loan and the Mortgage Loans With Mezzanine Debt, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<Blank>” for each of the characteristics listed in i. through x. above.

17.	Using the:
a.	Master Servicing Fee Rate,
b.	Primary Servicer Fee Rate,
c.	Trustee/Administrator Fee Rate,
d.	CREFC Fee,
e.	Operating Advisor Fee Rate and
f.	Sub Servicer Fee Rate

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Administrative Fee Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

18.	Using the:
a.	Administrative Fee Rate and
b.	Additional Strip

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Total Strip” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

• Shopko Industrial Portfolio • ART Multi-State Portfolio III • Dollar General TX & LA Portfolio II • Portland Portfolio II • Upstate Retail Portfolio	Original Balance ($) Cut-off Date Balance ($) and Maturity or ARD Balance ($)

The “Original Balance ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated on the loan agreement Source Document

The “Cut-off Date Balance ($)” and “Maturity or ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated on the loan agreement Source Document

• Heartland Industrial Portfolio	Original Balance ($), Cut-off Date Balance ($) and Maturity or ARD Balance ($)	The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity or ARD Balance ($)” of the Heartland Industrial Portfolio Mortgage Loan (as defined in Note 4 of Exhibit 2 to Attachment A) are allocated pro-rata to the respective Underlying Properties using the Underlying Property original principal balance allocations for the Heartland Industrial Portfolio Whole Loan (as defined in Table B2 that is contained in Note 12 of Exhibit 2 to Attachment A) that are stated on the loan agreement Source Document

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Sellers” columns in the table above are defined in Item 12. of this report and on Exhibit 2 to Attachment A of this report.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Notes 1 and 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
City (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
General Property Type (see Note 3)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Detailed Property Type	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Units of Measure	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Net Rentable Area (SF/Units/Rooms/Pads/Beds)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Master Lease, Tenant Estoppel or Appraisal Report
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
Occupancy As-of Date (see Note 4)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Occupancy	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Third Most Recent Occupancy Date	Underwriter’s Summary Report, Historical Occupancy Report or Appraisal Report
Third Most Recent Occupancy	Underwriter’s Summary Report, Historical Occupancy Report or Appraisal Report
Second Most Recent Occupancy	Underwriter’s Summary Report, Historical Occupancy Report or Appraisal Report
Second Most Recent Occupancy Date	Underwriter’s Summary Report, Historical Occupancy Report or Appraisal Report

Exhibit 2 to Attachment A

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 5)	Appraisal Report
Appraisal As-of Date (see Note 5)	Appraisal Report
“As is” Appraisal Value (see Note 5)	Appraisal Report
“As is” Date of Valuation	Appraisal Report
FIRREA Compliant (Yes/No)	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date	Phase I Environmental Report
Date of Phase II Report (if applicable) (see Note 6)	Phase II Environmental Report
Date of Seismic Report (see Note 7)	Seismic Report
PML/SEL (%) (see Note 7)	Seismic Report
Earthquake Insurance (Y/N)	Certificate of Property Insurance
Terrorism Insurance (Y/N)	Certificate of Property Insurance
Windstorm Insurance (Y/N)	Certificate of Property Insurance
Environmental Insurance (Y/N) (see Note 6)	Certificate of Environmental Insurance
Single Tenant (Yes/No)	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Master Lease or Tenant Estoppel

Major Tenant Information: (see Note 8)

Characteristic	Source Document(s)

Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Lease Expiration (see Note 9)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Lease Expiration (see Note 9)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Lease Expiration (see Note 9)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A

Major Tenant Information: (continued)

Characteristic	Source Document(s)

4th Largest Tenant Lease Expiration (see Note 9)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Lease Expiration (see Note 9)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Underwriting Information: (see Note 10)

Characteristic	Source Document(s)

Third Most Recent Operating Statements Date	Underwriter’s Summary Report
Third Most Recent EGI ($)	Underwriter’s Summary Report
Third Most Recent Expenses ($)	Underwriter’s Summary Report
Third Most Recent NOI ($)	Underwriter’s Summary Report
Third Most Recent Capital Items	Underwriter’s Summary Report
Third Most Recent NCF	Underwriter’s Summary Report
Second Most Recent Operating Statements Date	Underwriter’s Summary Report
Second Most Recent EGI ($)	Underwriter’s Summary Report
Second Most Recent Expenses ($)	Underwriter’s Summary Report
Second Most Recent NOI ($)	Underwriter’s Summary Report
Second Most Recent Capital Items	Underwriter’s Summary Report
Second Most Recent NCF	Underwriter’s Summary Report
Most Recent Operating Statements Date	Underwriter’s Summary Report
Most Recent EGI ($)	Underwriter’s Summary Report
Most Recent Expenses ($)	Underwriter’s Summary Report
Most Recent NOI ($)	Underwriter’s Summary Report
Most Recent Capital Items	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
Underwritten Revenue ($)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten NOI ($)	Underwriter’s Summary Report
Underwritten Reserves ($)	Underwriter’s Summary Report
Underwritten TI/LC ($)	Underwriter’s Summary Report
Underwritten NCF ($)	Underwriter’s Summary Report
UW Vacancy	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information: (see Note 11)

Characteristic	Source Document(s)

Monthly Tax Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Tax Escrow Analysis Document
Monthly Insurance Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Insurance Escrow Analysis Document
Monthly Replacement Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Monthly TI/LC Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Monthly Other Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Reserves Description	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Upfront Tax Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Tax Escrow Analysis Document
Upfront Insurance Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Insurance Escrow Analysis Document
Upfront Replacement Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Upfront TI/LC Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Upfront Engineering Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Tax Reserve Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Insurance Reserve Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Replacement Reserve Cap	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Replacement Reserve Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TI/LC Reserve Cap	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TI/LC Reserve Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Reserve Cap	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Reserve Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Tax Reserve Interest to Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Insurance Reserve Interest to Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Replacement Reserve Interest to Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TI/LC Reserve Interest to Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Engineering Reserve Interest to Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Reserve Interest to Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Earnout/Holdback	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Earnout/Holdback Description	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Sponsor (see Note 2)	Guaranty Agreement, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Environmental Indemnity
Guarantor	Guaranty Agreement, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Environmental Indemnity
Original Balance ($) (see Note 12)

For Underlying Properties associated with Multiple Property Loans:

•    Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

For all other Mortgage Loans:

•    Promissory Note, Loan Agreement or Loan Modification Agreement

Interest Rate	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service ($) (see Notes 12, 13 and 14)	Promissory Note, Loan Agreement or Loan Modification Agreement
Pari Passu Companion Loan Monthly Debt Service ($) (see Note 12)	Promissory Note, Loan Agreement or Loan Modification Agreement
Amortization Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Basis	Promissory Note, Loan Agreement or Loan Modification Agreement
Maturity or ARD Date	Promissory Note, Loan Agreement or Loan Modification Agreement
ARD Loan (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Final Maturity Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period (Late Fee)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Grace Period (Default)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Assumption Fee	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Origination Date	Promissory Note, Loan Agreement or Loan Modification Agreement
First Payment Date (see Note 15)	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockbox (see Note 16)	Cash Management Agreement, Loan Agreement, Mortgage/Deed of Trust or Clearing Account Agreement
Cash Management (see Note 17)	Cash Management Agreement, Loan Agreement, Mortgage/Deed of Trust or Clearing Account Agreement
Excess Cash Trap Trigger	Cash Management Agreement, Loan Agreement, Mortgage/Deed of Trust or Clearing Account Agreement
Prepayment Provisions (# of payments) (see Note 18)	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockout Expiration Date (see Note 19)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Prepay or Release Allowed (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Prepayment or Release Description	Promissory Note, Loan Agreement or Loan Modification Agreement
SPE	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Independent Director (Yes/No)	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Non-Consolidation Opinion (Yes/No)	Non-Consolidation Opinion, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Ownership Interest (see Note 2)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Ground Lease Expiration	Ground Lease Agreement or Sub-Ground Lease Agreement
Ground Lease Extension Terms	Ground Lease Agreement or Sub-Ground Lease Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Letter of Credit	Letter of Credit, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TIC	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Crossed With Other Loans	Cross-Collateralization Agreement
Existing Additional Debt (Yes/No) (see Note 20)	Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Secondary Financing Documents
Existing Additional Debt Description (see Note 20)	Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Secondary Financing Documents
Future Debt Permitted (Yes/No)	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Future Debt Permitted Type	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Future Debt Description	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Substitution Allowed (Yes/No)	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Substitution Description	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Property Manager	Management Agreement or Loan Agreement
Franchise Flag	Franchise Agreement
Franchise Agreement Expiration Date (see Note 2)	Franchise Agreement
Previous Securitization	Bloomberg Screenshot or Trepp Screenshot

Notes:

1.	For the purpose of comparing the:
	a.	Address,
	b.	City and
	c.	State
characteristics, we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to ignore differences that are standard postal abbreviations.

Exhibit 2 to Attachment A

Notes: (continued)

2.	For each Mortgage Loan (or, if applicable, each specific Underlying Property that secures a Mortgage Loan) listed in Table B1, the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table B1, even though the information in the “Provided Value” column did not agree with the information in the “Source Document Value” column that was shown on the applicable Source Document(s):

Table B1:
Mortgage Loan Seller	Mortgage Loan	Characteristic	Source Document Value	Provided Value

GACC	Holiday Inn Express Alpharetta	Address	12505 Cingular Way	12505 Innovation Way
KeyBank	Avalon Place Apartments	Year Renovated	No evidence of renovations provided	2009
Silverpeak	Pennbrook Place	Year Renovated	No evidence of renovations provided	2008
Cantor	942-960 Avenue Saint John	Year Renovated	No evidence of renovations provided	2003
GACC	Pearlridge Center	Sponsor	Washington Prime Group	WP Glimcher; O’Connor Capital Partners
GACC	Scottsdale Quarter	Sponsor	Washington Prime Group	WP Glimcher; O’Connor Capital Partners
GACC	431 Smith Lane	Ownership Interest	Fee Simple/Leasehold	Fee Simple

We performed no procedures to determine the accuracy, completeness or reasonableness of the information in Table B1 that was provided by the Mortgage Loan Sellers, as applicable, on behalf of the Depositor.

3.	For the purpose of comparing the “General Property Type” characteristic for each mortgaged property on the Combined Data File that contains information on the applicable appraisal report, borrower rent roll or underwritten rent roll Source Document which indicates that the mortgaged property is comprised of more than one property type (except for the mortgaged properties described in the succeeding paragraph of this Note 3), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent, as shown on the applicable appraisal report, borrower rent roll or underwritten rent roll Source Document.

For the mortgaged properties identified on the Combined Data File as:

a.	Scottsdale Quarter,
b.	Plaza Colonial,
c.	Yorba Canyon Center and
d.	19100 Ventura Boulevard,

each of which is comprised of more than one property type, as shown on the applicable appraisal report, borrower rent roll or underwritten rent roll Source Document, GACC and Cantor, as applicable, on behalf of the Depositor, instructed us to use “Mixed Use” for the “General Property Type” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

4.	For mortgaged properties that have the “Single Tenant (Yes/No)” characteristic as “Yes” on the Combined Data File (except for (i) the mortgaged properties that secure the Mortgage Loans contributed by KeyBank (the “KeyBank Mortgage Loans”), which are described in the succeeding sentence of this Note 4, and (ii) the Mortgage Loans described in the succeeding paragraph of this Note 4), GACC, Cantor, Silverpeak and Ladder, on behalf of the Depositor, instructed us to use the Cut-off Date for the “Occupancy As-of Date” characteristic. For the purpose of comparing the “Occupancy As-of Date” characteristic for the mortgaged properties that secure the KeyBank Mortgage Loans which have the “Single Tenant (Yes/No)” characteristic as “Yes” on the Combined Data File, KeyBank, on behalf of the Depositor, instructed us to use the occupancy date that is shown on the underwritten rent roll Source Document.

For the purpose of comparing the “Occupancy As-of Date” characteristic for the Underlying Properties securing the Mortgage Loan identified on the Combined Data File as Heartland Industrial Portfolio (the “Heartland Industrial Portfolio Mortgage Loan”) that have the “Single Tenant (Yes/No)” characteristic as “Yes” on the Combined Data File, GACC, on behalf of the Depositor, instructed us to use the occupancy date that is shown on the underwritten rent roll Source Document.

For the purpose of comparing the “Occupancy As-of Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the month if the applicable Source Document only indicated the month and year.

5.	For the Heartland Industrial Portfolio Mortgage Loan, which is a Multiple Property Loan, the appraisal report Source Documents contain:

a.	Individual appraised values for each of the 22 Underlying Properties, which total $313,565,000 in the aggregate, and
b.	A “Portfolio Value” appraised value for the combined portfolio of $336,000,000.

For the purpose of comparing the “Appraised Value ($)” and ““As is” Appraisal Value” characteristics for the Heartland Industrial Portfolio Mortgage Loan, GACC, on behalf of the Depositor, instructed us to use the “Portfolio Value” of $336,000,000 that is shown on the portfolio appraisal report Source Document. For the purpose of comparing the “Appraised Value ($)” and ““As is” Appraisal Value” characteristics for each Underlying Property that secures the Heartland Industrial Portfolio Mortgage Loan, GACC, on behalf of the Depositor, instructed us to use the individual appraised value for each Underlying Property, as shown on the applicable appraisal report Source Document (even though the sum of these Underlying Property appraised values does not equal the $336,000,000 “Appraised Value” or ““As is” Appraisal Value” that are shown on the Combined Data File for the Heartland Industrial Portfolio Mortgage Loan).

For the Mortgage Loans with “as complete,” “as renovated” or “as stabilized” for the “Appraisal Value As Is / As Stabilized” characteristic on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “as complete,” “as renovated” or “as stabilized” appraised value and the corresponding date of completion, renovation or stabilization, all as shown in the applicable appraisal report Source Document, for the “Appraised Value ($)” and “Appraisal As-of Date” characteristics, respectively.

Exhibit 2 to Attachment A

Notes: (continued)

5. (continued)

For the purpose of comparing the “Appraised Value ($)” and “”As is“ Appraisal Value” characteristics for the Mortgage Loan identified on the Combined Data File as “Horizon Mini Storage,” KeyBank, on behalf of the Depositor, instructed us to use the sum of the “As Is” appraised value of $3,125,000 and the “As Is – Future Expansion Land” appraised value of $140,000, both as shown on the appraisal report Source Document.

6.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Date of Phase II Report (if applicable)” characteristic only for Mortgage Loans and/or mortgaged properties (if any) that contained a phase II environmental report Source Document in the related loan file.

The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Environmental Insurance (Y/N)” characteristic only for Mortgage Loans and/or mortgaged properties (if any) that contained a certificate of environmental insurance Source Document in the related loan file. We performed no procedures to determine if any Mortgage Loan and/or mortgaged property that did not contain a certificate of environmental insurance Source Document in the related loan file was required by the applicable Mortgage Loan Seller to obtain environmental insurance for the related mortgaged property.

7.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Date of Seismic Report” and “PML/SEL (%)” characteristics only for Mortgage Loans and/or mortgaged properties that contained a seismic report Source Document in the related loan file.

8.	For the purpose of comparing the “Major Tenant Information” characteristics for each Mortgage Loan and/or mortgaged property on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown on the applicable Source Document.

For the purpose of comparing the “Major Tenant Information” characteristics for each Mortgage Loan and/or mortgaged property on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant only if the lease for each space has the same lease expiration date, all as shown on the applicable Source Document.

9.	For the purpose of comparing the:
a.	Largest Tenant Lease Expiration,
b.	2nd Largest Tenant Lease Expiration,
c.	3rd Largest Tenant Lease Expiration,
d.	4th Largest Tenant Lease Expiration and
e.	5th Largest Tenant Lease Expiration

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the month if the applicable Source Document only showed the month and year of expiration.

Exhibit 2 to Attachment A

Notes: (continued)

10.	For the purpose of comparing the “Underwriting Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $3 or less.

11.	For the purpose of comparing the “Reserve and Escrow Information” characteristics for each Mortgage Loan contributed by Cantor and Ladder (each, a “Cantor Mortgage Loan” and a ”Ladder Mortgage Loan,” respectively”), Cantor and Ladder, on behalf of the Depositor, instructed us to not include any payment reserves that are shown on the closing statement Source Document. Cantor and Ladder, on behalf of the Depositor, indicated that all payment reserves are released on the ”First Payment Date” of each Cantor Mortgage Loan and Ladder Mortgage Loan, respectively.

12.	GACC, on behalf of the Depositor, indicated that the Mortgage Loans listed in Table B2 (each, a ”Pari Passu Mortgage Loan”) are each comprised of a pari-passu portion of a mortgage whole loan (each, a “Whole Loan”), which also has one or more pari-passu portions that will not be assets of the Issuing Entity (each, a “Companion Loan”) and, with respect to the Mortgage Loans identified on the Combined Data File as “Pearlridge Center” (the “Pearlridge Center Mortgage Loan”) and “Scottsdale Quarter” (the “Scottsdale Quarter Mortgage Loan”), two subordinate secured B-Notes and two subordinate secured C-Notes that will not be assets of the Issuing Entity (the “Pearlridge Center Subordinate Secured Companion Loan” and ”Scottsdale Quarter Subordinate Secured Companion Loan,” respectively). For each Whole Loan listed in Table B2, the applicable Source Document listed in the “Source Document” column of Table B2 indicates that the Whole Loan was split into one or more portions which are pari-passu with each other and, with respect to the Pearlridge Center Subordinate Secured Companion Loan and Scottsdale Quarter Subordinate Secured Companion Loan, multiple portions that are subordinate to the related Mortgage Loan and Companion Loans (each such portion, a ”Note Component”), which are listed in the ”Note Component(s)” column of Table B2:

Table B2:

Whole Loan	Mortgage Loan Seller	Mortgage Loan and Companion Loan(s)	Note Component(s)	Amortization Type	Source Document
Heartland Industrial Portfolio Whole Loan	GACC	Mortgage Loan Companion Loan	A-1 A-2 A-3	Interest Only, then Amortizing	Loan Modification Agreement
Pearlridge Center Whole Loan	GACC	Mortgage Loan Companion Loan	A-2-C A-1-C A-1-S A-2-S	Interest Only	Loan Modification Agreement
		Subordinate Secured Companion Loan	B-1-S B-2-S C-1-S C-2-S
Scottsdale Quarter Whole Loan	GACC	Mortgage Loan Companion Loan	A-2-C A-1-C A-1-S	Interest Only	Loan Modification Agreement
		Subordinate Secured Companion Loan	A-2-S B-1-S B-2-S C-1-S C-2-S

Exhibit 2 to Attachment A

Notes: (continued)

12. (continued)

For the avoidance of doubt, for the Pearlridge Center Mortgage Loan and the Scottsdale Quarter Mortgage Loan, all references herein to the related ”Companion Loan” exclude the Pearlridge Center Subordinate Secured Companion Loan and the Scottsdale Quarter Subordinate Secured Companion Loan, respectively.

For the purpose of comparing the “Original Balance ($)” characteristic for each Pari Passu Mortgage Loan, GACC, on behalf of the Depositor, instructed us to use information on the Source Document listed in the “Source Document” column of Table B2 for the ”Note Component” that is listed in the “Note Component(s)” column of Table B2 associated with the “Mortgage Loan” portion of each Whole Loan that is listed in the ”Mortgage Loan and Companion Loan(s)” column of Table B2.

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Pari Passu Mortgage Loan with “Interest Only, then Amortizing” listed in the “Amortization Type” column of Table B2 (the “Partial I/O Pari Passu Mortgage Loan”), GACC, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the ”Original Interest Only Period (Months)” (as defined in Item 9. of Attachment A) for the related Whole Loan that is shown on the applicable Source Document, based on the ratio of the ”Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the Whole Loan, as shown on the applicable Source Document.

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for the Partial I/O Pari Passu Mortgage Loan, GACC, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest Only Period (Months)” for the related Whole Loan that is shown on the applicable Source Document, based on the ratio of the original balance of the related Companion Loan to the original balance of the related Whole Loan, each as shown on the applicable Source Document.

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for each Pari Passu Mortgage Loan with “Interest Only” listed in the “Amortization Type” column of Table B2 (the “Interest Only Pari Passu Mortgage Loans”), GACC, on behalf of the Depositor, instructed us to recalculate the ”Pari Passu Companion Loan Monthly Debt Service ($)” as 1/12th of the product of:

a.	The original balance of the related Companion Loan, as shown on the applicable Source Document,
b.	The interest rate for the related Companion Loan, as shown on the applicable Source Document, and
c.	365/360.

For the purpose of the procedure described in the preceding paragraph, GACC, on behalf of the Depositor, instructed us to recalculate the ”Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for the Interest Only Pari Passu Mortgage Loans without regard to any adjustments for a leap year.

Exhibit 2 to Attachment A

Notes: (continued)

13.	For the Mortgage Loans identified on the Combined Data File with the “Amortization Type” characteristic as “Interest Only” (the “Interest Only Loans”), all of which have an ”Interest Accrual Basis” of ”Actual/360,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the ”Monthly Debt Service ($)” characteristic as 1/12th of the product of the:
a.	Original Balance ($),
b.	Interest Rate and
c.	365/360.

For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the ”Monthly Debt Service ($)” characteristic for each Interest Only Loan without regard to any adjustments for a leap year.

14.	For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Mortgage Loans identified on the Combined Data File with the “Amortization Type” characteristic as ”Interest Only, then Amortizing” or “Interest Only, then Amortizing, ARD” (together, the ”Partial I/O Loans”) (except for the Partial I/O Pari Passu Mortgage Loan, which is described in Note 12 above), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the ”Monthly Debt Service ($)” after the expiration of the ”Original Interest Only Period (Months),” as shown on the applicable Source Document.

15.	For the purpose of comparing the “First Payment Date” characteristic, we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to assume that the ”First Payment Date” is the “Payment Date” after the end of the first full interest accrual period, as shown on the promissory note, loan agreement or loan modification agreement Source Document.

16.	For the purpose of comparing the “Lockbox” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:
a.	Hard – the related borrower is required to direct the tenants to pay rents directly to a lockbox account controlled by the lender,
b.	Soft – the related borrower is required to deposit or cause the property manager to deposit all rents collected into a lockbox account controlled by the lender,
c.	Springing Hard – a lockbox is not currently in place, but the mortgage loan documents require the imposition of a hard lockbox upon the occurrence of an event of default or one or more specified trigger events under the mortgage loan documents,
d.	Springing Soft - a lockbox is not currently in place, but the mortgage loan documents require the imposition of a soft lockbox upon the occurrence of an event of default or one or more specified trigger events under the mortgage loan documents and
e.	Soft Springing Hard – the related borrower is required to deposit or cause the property manager to deposit all rents collected into a lockbox account controlled by the lender, but the mortgage loan documents require the imposition of a hard lockbox upon the occurrence of an event of default or one or more specified trigger events under the mortgage loan documents.

Exhibit 2 to Attachment A

Notes: (continued)

17.	For the purpose of comparing the “Cash Management” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:
a.	In Place – the related mortgaged property cash flows are disbursed according to the mortgage loan documents to pay debt service, reserves and other amounts required by the mortgage loan documents before the lender either (i) disburses excess cash to the related borrower or (ii) retains excess cash as additional collateral for the mortgage loan and
b.	Springing – until the occurrence of an event of default or one or more specified trigger events under the mortgage loan documents, revenue from the lockbox is swept to an account controlled by the related borrower on a daily basis. Upon the occurrence of an event of default or one or more specified trigger events under the mortgage loan documents, the related revenue is required to be forwarded to a cash management account controlled by the lender and the funds are disbursed according to the mortgage loan documents to pay debt service, reserves and other amounts required by the mortgage loan documents.

18.	For the purpose of comparing the “Prepayment Provisions (# of payments)” characteristic for the Heartland Industrial Portfolio Mortgage Loan, GACC, on behalf of the Depositor, instructed us to assume that the entire ”Loan” (as defined in the loan agreement Source Document) has been securitized.

19.	For the purpose of comparing the “Lockout Expiration Date” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:
a.	Use the day prior to the first “Payment Date” of the open period for Mortgage Loans that allow for defeasance and
b.	Use the day prior to the first ”Payment Date” of the yield maintenance period or prepayment penalty period for Mortgage Loans that can be prepaid with yield maintenance or a prepayment penalty,

even if the provisions of the promissory note, loan agreement or loan modification agreement Source Documents do not require the payment of interest to the next “Payment Date” when the prepayment occurs on a date other than a monthly ”Payment Date.”

20.	For the purpose of comparing the:
a.	Existing Additional Debt (Yes/No) and
b.	Existing Additional Debt Description

characteristics, either:

i.	The loan agreement, loan modification agreement and/or mortgage/deed of trust Source Documents describe the existence of any additional debt or
ii.	The Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain mezzanine loan agreements, intercreditor agreements, co-lender agreements and/or other secondary financing documents (collectively, the ”Secondary Financing Documents”) that describe the existence of any additional debt.

Exhibit 2 to Attachment A

Notes: (continued)

20. (continued)

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated on the loan agreement, loan modification agreement and/or mortgage/deed of trust Source Documents and the Secondary Financing Documents provided to us by the Mortgage Loan Sellers, on behalf of the Depositor, we could not determine whether there is other existing secondary financing.

For the purpose of comparing the “Existing Additional Debt (Yes/No)” and “Existing Additional Debt Description” characteristics for each Pari Passu Mortgage Loan, GACC, on behalf of the Depositor, instructed us to include the related Companion Loan (and in the case of the Pearlridge Center Mortgage Loan and the Scottsdale Quarter Mortgage Loan, the Pearlridge Center Subordinate Secured Companion Loan and the Scottsdale Quarter Subordinate Secured Companion Loan, respectively) as ”additional debt.”

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Originator
Mortgage Loan Seller
Property Flag
# of Properties
Appraisal Value As Is / Stabilized
Loan Purpose
Owner Occupancy > 5%
Is Borrower a DST (Delaware Statutory Trust)?
Confirm Required Repairs are Escrowed at 125% (Yes/No)
Master Servicing Fee Rate
Primary Servicer Fee Rate
Trustee/Administrator Fee Rate
CREFC Fee
Operating Advisor Fee Rate
Sub Servicer Fee Rate
Sub Serviced (Y/N)
Sub Servicer Name
Additional Strip

Note: We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.